Goodwill and Other Intangibles	12 Months Ended
Oct. 31, 2024
Goodwill and Other Intangibles [Abstract]
Goodwill and Other Intangibles
NOTE 14: GOODWILL AND OTHER INTANGIBLES
GOODWILL
The recoverable amount of the Bank’s CGUs or groups

of CGUs is determined from internally

developed valuation models that consider

various factors and
assumptions such as forecasted earnings, growth

rates, discount rates, and terminal

growth rates. Management is required

to use judgment in estimating the
recoverable amount of the CGUs or groups

of CGUs,

and the use of different assumptions and estimates

in the calculations could influence the

determination of
the existence of impairment and the valuation

of goodwill. Management believes that the assumptions

and estimates used are reasonable

and supportable. Where
possible, assumptions generated internally

are compared to relevant market information.

The carrying amounts of the Bank’s CGUs or groups

of CGUs are
determined by management using risk-based

capital models to adjust net assets and liabilities

by CGU. These models consider various

factors including market
risk, credit risk,

and operational risk, including investment

capital (comprised of goodwill and other intangibles).

As at the date of the last impairment test,

the
amount of capital not directly attributable

to the CGUs and held within the Corporate

segment was approximately $
11.5

billion and primarily related to treasury
assets and excess capital managed within the

Corporate segment.

The Bank’s capital oversight committees provide

oversight to the Bank’s capital allocation
methodologies.
Key Assumptions
The recoverable amount of each CGU or group

of CGUs has been determined based on its estimated

value-in-use. In assessing value-in-use, estimated

future
cash flows based on the Bank’s internal forecast

are discounted using an appropriate pre-tax

discount rate.
The following were the key assumptions

applied in the goodwill impairment testing:
Discount Rate
The pre-tax discount rates used reflect

current market assessments

of the risks specific to each group of

CGUs and are dependent on the risk profile

and capital
requirements of each group of CGUs.
Forecasted Earnings
The earnings included in the goodwill impairment

testing for each group of CGUs were based

on the Bank’s internal forecast, which projects

expected cash flows
over the next five years,

with the exception of the U.S. Personal and

Commercial Banking group of CGUs

where cash flow projections covering a

seven year
period were used, which more closely aligns

with the long-term strategic growth plan for

the business.
Terminal Growth Rates
Beyond the Bank’s internal forecast, cash flows

were assumed to grow at a steady terminal

growth rate. Terminal growth rates were based on the expected long-
term growth of gross domestic product and

inflation and ranged from
2.0 % to 4.1% (2023 – 2.0 % to 4.1%).
In considering the sensitivity of the key assumptions

discussed above, management determined

that a reasonable change in any of the

above would not result in
the recoverable amount of any of the groups

of CGUs to be less than their carrying amount.
Goodwill by Segment
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail 1 and Insurance Banking Total
Carrying amount of goodwill as at November 1, 2022 $ 902 $ 14,363 $ 2,104 $ 287 $ 17,656
Additions (disposals) – – – 744 744
Foreign currency translation adjustments and other – 257 18 (73) 202
Carrying amount of goodwill as at October 31, 2023
2
$ 902 $ 14,620 $ 2,122 $ 958 $ 18,602
Additions (disposals)
3
– – – 128 128
Foreign currency translation adjustments and other – 43 3 75 121
Carrying amount of goodwill as at October 31, 2024 2 $ 902 $ 14,663 $ 2,125 $ 1,161 $ 18,851
Pre-tax discount rates
2023 9.7 – 9.9% 10.0 – 11.3% 9.6 – 11.0% 13.9%
2024 9.7 – 9.9

10.7 – 11.8

10.9 – 11.0

14.4
1 Goodwill predominantly relates to U.S. Personal and Commercial Banking.
2 Accumulated impairment as at October 31, 2024 and October 31, 2023 was nil .
3
Includes adjustments to the purchase price allocation in connection with the Cowen acquisition.
OTHER INTANGIBLES
The following table presents details of other

intangibles as at October 31, 2024 and

October 31, 2023.
Other Intangibles
(millions of Canadian dollars) Credit card Internally
Core deposit related generated Other Other
intangibles intangibles software software intangibles Total
Cost
As at November 1, 2022 $ 2,664 $ 848 $ 2,918 $ 233 $ 1,165 $ 7,828
Additions – – 846 52 395 1,293
Disposals – – (1) (2) – (3)
Fully amortized intangibles – – (582) (37) – (619)
Foreign currency translation adjustments
and other 1 48 2 (78) (10) (4) (42)
As at October 31, 2023 $ 2,712 $ 850 $ 3,103 $ 236 $ 1,556 $ 8,457
Additions – – 961 23 9 993
Disposals – – (5) (6) (6) (17)
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 8 1 (25) 2 36 22
As at October 31, 2024 $ 2,720 $ 851 $ 3,407 $ 195 $ 1,595 $ 8,768
Amortization and impairment
As at November 1, 2022 $ 2,662 $ 771 $ 1,256 $ 153 $ 683 $ 5,525
Disposals – – – – – –
Impairment losses (reversals) – – – – – –
Amortization charge for the year 2 11 443 36 180 672
Fully amortized intangibles – – (582) (37) – (619)
Foreign currency translation adjustments
and other 1 48 3 10 11 36 108
As at October 31, 2023 $ 2,712 $ 785 $ 1,127 $ 163 $ 899 $ 5,686
Disposals – – – (3) – (3)
Impairment losses (reversals) – – – – – –
Amortization charge for the year – 11 498 32 161 702
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 8 – (2) 3 17 26
As at October 31, 2024 $ 2,720 $ 796 $ 996 $ 135 $ 1,077 $ 5,724
Net Book Value:
As at October 31, 2023 $ – $ 65 $ 1,976 $ 73 $ 657 $ 2,771
As at October 31, 2024 – 55 2,411 60 518 3,044
1

Includes amounts related to restructuring. Refer to Note 26 for further details.